OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY (Tables)	12 Months Ended
Jul. 31, 2025
Summary of right-of-use-asset
Balance, July 31, 2023	$27,211
Amortization	(9,895)
Balance, July 31, 2024	$17,316
Amortization	(9,895)
Balance, July 31, 2025	$7,421

Summary of lease liability
Balance, July 31, 2020	$-
Addition	49,475
Lease payment – base rent portion	(2,132)
Lease liability – accretion expense	1,456
Balance, July 31, 2021	$48,799
Lease payment – base rent portion	(12,792)
Lease liability – accretion expense	5,326
Balance, July 31, 2022	$41,333
Lease payment – base rent portion	(12,956)
Lease liability – accretion expense	4,376
Balance July 31, 2023	$32,753
Lease payment – base rent portion	(13,612)
Lease liability – accretion expense	3,244
Balance July 31, 2024	$22,385
Lease payment – base rent portion	(14,104)
Lease liability – accretion expense	1,888
Balance July 31, 2025	$10,169
Current portion	$10,169
Long-term portion	$-

Summary of future lease payments
Fiscal 2026 (August 1, 2025 to April 30, 2026)	10,578
Total undiscounted lease payments	$10,578
Less: imputed interest	(409)
Lease liability at July 31, 2025	$10,169